Goodwill and Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2024	$ 67,250	$ 67,250
2025	67,250	67,250
2026	67,250	67,250
2027	67,250	67,250
2028	67,250	67,250
2029 and thereafter		971,015
Total	$ 1,290,453	$ 1,307,265